INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2023	2022

Investments in:
Publicly traded companies	—	1,200
Private companies	118	53
Investments, measured at FVTOCI	118	1,253
Investments, associates and joint ventures	480	835

Total investments	598	2,088

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2023	2022

Current assets	581	657
Long-term assets	3,423	3,187
Current liabilities	(1,109)	(1,559)
Long-term liabilities	(2,456)	(715)

Total net assets	439	1,570

Our share of net assets	290	831

Revenue	2,546	2,248
Expenses	(3,710)	(2,323)

Net loss	(1,164)	(75)

Our share of net loss	(589)	(31)

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2023	2022

Current assets	581	657
Long-term assets	3,423	3,187
Current liabilities	(1,109)	(1,559)
Long-term liabilities	(2,456)	(715)

Total net assets	439	1,570

Our share of net assets	290	831

Revenue	2,546	2,248
Expenses	(3,710)	(2,323)

Net loss	(1,164)	(75)

Our share of net loss	(589)	(31)